Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Treasury stock	0	645,300
Multiple Voting Shares
Shares no par value (in dollars per share)	$ 0	$ 0
Shares authorized	Unlimited	Unlimited
Shares Issued	0	3,696,486
Shares outstanding	0	3,696,486
Subordinate, Restricted, and Limited Voting Shares
Shares no par value (in dollars per share)	$ 0	$ 0
Shares authorized	Unlimited	Unlimited
Shares Issued	108,759,747	64,574,077
Shares outstanding	108,759,747	64,574,077
Exchangeable Shares
Shares no par value (in dollars per share)	$ 0	$ 0
Shares authorized	Unlimited	Unlimited
Shares Issued	8,013,860	9,645,016
Shares outstanding	8,013,860	9,645,016